Legal Matters - Additional Information (Detail) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Citi Mortgage, Inc [Member]
Loss Contingencies [Line Items]
Loss contingency damages value	$ 2,700	$ 2,700